GENERAL (Tables)	12 Months Ended
Dec. 31, 2017
Business Acquisition [Line Items]
Schedule of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Net assets (including cash of $ 2,274)	$1,981
Intangible assets	4,520
Adjustment to deferred revenue	671
Deferred tax liabilities, net	(562)
Goodwill	7,859

Total purchase price	$14,469

Schedule of Intangible Assets	The following table sets forth the components of intangible assets associated with the acquisition:
Fair value

Technology	$3,759
Customer relationships	761

Total intangible assets	$4,520

Schedule of Revenue and Net Earnings
The amounts of revenue and net earnings of the acquired company since the acquisition date included in the consolidated income statement for the reporting period are:

Year ended December 31,
2016

Revenues	$5,047

Net loss	$(2,667)

Schedule of Unaudited Pro Forma Results
	Year ended December 31,
	2015	2016
	Unaudited

Revenues	$71,709	$69,956

Net income (loss) attributable to Magal shareholders'	$2,134	$(73)

Basic and diluted income (loss) per share	$0.13	$0.00